As filed with the Securities and Exchange Commission on February 19, 1997

                                        1933 Act Registration No. 33-46590
                                        1940 Act Registration No. 811-6611

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                         FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

          Pre-Effective Amendment No.        ( )
          Post-Effective Amendment No. 5     (x)

               and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

          Amendment No. 6                    (x)

JACKSON NATIONAL CAPITAL MANAGEMENT FUNDS
     (Exact name of Registrant as specified in Charter)

5901 Executive Drive, Lansing, Michigan      48911
     (Address of principal executive offices)               (Zip code)

Registrant's Telephone Number, including Area Code: 517-394-3400

Thomas J. Meyer, Esq.                   with a copy to:
5901 Executive Drive                         Cathy G. O'Kelly, Esq.
Lansing, Michigan  48911                Vedder, Price, Kaufman & Kammholz
                                        222 North LaSalle Street
(Name and address of agent for service) Chicago, Illinois  60601

It is proposed that this filing will become effective (check appropriate box):

x     immediately upon filing pursuant to paragraph (b)
     on March 1, 1996 pursuant to paragraph (b)
     60 days after filing pursuant to paragraph (a)(1)
     on (date) pursuant to paragraph (a)(1)
     75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of rule 485.
     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

               DECLARATION PURSUANT TO RULE 24f-2

The Registrant hereby terminates its declaration filed pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, that an indefinite number or amount of Shares of beneficial interest in the Funds has been registered under the Securities Act of 1933.



                                SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lansing and the State of Michigan on the 19th day of February, 1997.


                    JACKSON NATIONAL CAPITAL MANAGEMENT FUNDS

                    /s/ John A. Knutson
                    John A. Knutson, President


     Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities indicated on February 19, 1997.


/s/ John A. Knutson                Trustee and Chairman of the
John A. Knutson                         Board and President (Principal
                                   Executive Officer

/s/ R. William Sheathelm           Trustee
R. William Sheathelm

/s/ Beverly Wolkow                 Trustee
Beverly Wolkow

/s/ Robert A. Fritts                    Controller (Principal
Robert A. Fritts                   Accounting Officer)

/s/ Andrew B. Hopping              Treasurer (Principal Financial
Andrew B. Hopping                  Officer)